UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2019

Semiannual Report

Deutsche DWS Variable Series I

DWS Bond VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
22	Information About Your Fund’s Expenses
23	Proxy Voting
24	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Bond VIP

Performance Summary	June 30, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 is 0.87% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,887	$10,887	$11,095	$11,930	$15,722
	Average annual total return	8.87%	8.87%	3.53%	3.59%	4.63%
Bloomberg Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,611	$10,787	$10,710	$11,564	$14,657
	Average annual total return	6.11%	7.87%	2.31%	2.95%	3.90%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Bond VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Total Net Assets)	6/30/19	12/31/18
Corporate Bonds	53%	58%
Mortgage-Backed Securities Pass-Throughs	19%	20%
Asset-Backed	10%	9%
Collateralized Mortgage Obligations	9%	4%
Government & Agency Obligations	6%	5%
Commercial Mortgage-Backed Securities	5%	4%
Short-Term U.S. Treasury Obligations	3%	3%
Commercial Paper	—	1%
Cash Equivalents, Securities Lending Collateral and other Assets and Liabilities, net	–5%	–4%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
AAA	33%	26%
AA	11%	9%
A	17%	19%
BBB	27%	33%
BB	10%	11%
B	1%	1%
Not Rated	1%	1%
	100%	100%

Interest Rate Sensitivity	6/30/19	12/31/18
Effective Maturity	8.9 years	9.6 years
Effective Duration	6.0 years	5.8 years

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Management Team

Thomas M. Farina, CFA, Managing Director

Gregory M. Staples, CFA, Managing Director

Kelly L. Beam, CFA, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS Bond VIP

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 53.3%
Communication Services 7.2%

Amazon.com, Inc., 4.25%, 8/22/2057	135,000	155,639

AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.616%*, 6/12/2024	207,000	209,603

CCO Holdings LLC, 144A,: 5.375%, 6/1/2029	85,000	87,762

Charter Communications Operating LLC:

3.75%, 2/15/2028	110,000	110,780

5.375%, 5/1/2047	70,000	73,863

5.75%, 4/1/2048	35,000	38,711

Comcast Corp.:

3.55%, 5/1/2028	140,000	147,408

4.15%, 10/15/2028	80,000	88,172

4.6%, 10/15/2038	100,000	114,505

4.95%, 10/15/2058	70,000	85,445

Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	250,000	264,003

GrubHub Holdings, Inc., 144A, 5.5%, 7/1/2027	55,000	56,450

Netflix, Inc.:

144A, 5.375%, 11/15/2029	105,000	111,530

5.5%, 2/15/2022	225,000	236,531

5.875%, 11/15/2028	235,000	260,173

Nexstar Escrow, Inc., 144A, 5.625%, 7/15/2027 (b)	20,000	20,475

Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024 (b)	100,000	102,328

Sprint Communications, Inc., 6.0%, 11/15/2022	250,000	260,625

Symantec Corp., 3.95%, 6/15/2022	225,000	227,865

Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	250,000	261,229

VeriSign, Inc.:

4.625%, 5/1/2023	250,000	254,075

5.25%, 4/1/2025	250,000	266,875

Verizon Communications, Inc., 5.5%, 3/16/2047	60,000	75,334

Vodafone Group PLC, 5.25%, 5/30/2048	60,000	66,233

		3,575,614

Consumer Discretionary 5.2%

Ford Motor Credit Co. LLC, 5.584%, 3/18/2024	206,000	221,116

General Motors Co., 5.95%, 4/1/2049	70,000	73,339

General Motors Financial Co., Inc.:

3.15%, 6/30/2022	265,000	266,619

4.35%, 4/9/2025	84,000	86,653

Hilton Domestic Operating Co., Inc.:

4.25%, 9/1/2024	130,000	131,950

144A, 4.875%, 1/15/2030	63,000	64,890

Hilton Worldwide Finance LLC, 4.875%, 4/1/2027	220,000	227,359

Home Depot, Inc., 4.5%, 12/6/2048	50,000	59,026

IAA, Inc., 144A, 5.5%, 6/15/2027	45,000	46,800

	Principal Amount ($)(a)	Value ($)

Lowe’s Companies, Inc., 4.55%, 4/5/2049	45,000	48,311

MGM Resorts International, 5.5%, 4/15/2027	300,000	314,625

Nordstrom, Inc., 5.0%, 1/15/2044	135,000	125,938

Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	130,000	132,925

Sands China Ltd., 4.6%, 8/8/2023	200,000	210,208

Starbucks Corp., 4.5%, 11/15/2048	100,000	109,795

VOC Escrow Ltd., 144A, 5.0%, 2/15/2028	95,000	96,306

Volkswagen Group of America Finance LLC, 144A, 4.25%, 11/13/2023	200,000	210,538

Walmart, Inc., 3.4%, 6/26/2023	175,000	183,930

		2,610,328

Consumer Staples 2.8%

Altria Group, Inc.:

4.8%, 2/14/2029	70,000	75,305

5.95%, 2/14/2049	160,000	182,623

Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	140,000	155,880

Anheuser-Busch InBev Worldwide, Inc.:

4.75%, 4/15/2058	60,000	63,453

5.45%, 1/23/2039	90,000	107,106

5.55%, 1/23/2049	55,000	67,403

BAT Capital Corp., 3.557%, 8/15/2027	125,000	124,342

Constellation Brands, Inc., 5.25%, 11/15/2048	30,000	34,752

Keurig Dr Pepper, Inc.:

4.057%, 5/25/2023	90,000	94,489

4.597%, 5/25/2028	70,000	76,636

5.085%, 5/25/2048	100,000	111,343

Kraft Heinz Foods Co., 4.625%, 1/30/2029	90,000	96,840

Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048	150,000	166,321

Post Holdings, Inc., 144A, 5.5%, 12/15/2029 (b)	45,000	45,113

		1,401,606

Energy 6.8%

Antero Midstream Partners LP:

144A, 5.75%, 3/1/2027	225,000	225,000

144A, 5.75%, 1/15/2028	150,000	148,500

Apache Corp., 4.375%, 10/15/2028	145,000	151,527

Boardwalk Pipelines LP, 4.95%, 12/15/2024	55,000	58,657

Canadian Natural Resources Ltd., 3.85%, 6/1/2027	125,000	129,777

Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026	370,000	390,350

Continental Resources, Inc., 4.9%, 6/1/2044	90,000	94,415

DCP Midstream Operating LP, 5.375%, 7/15/2025	105,000	110,644

Devon Energy Corp., 5.0%, 6/15/2045	100,000	114,725

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	5

	Principal Amount ($)(a)	Value ($)

Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029	200,000	226,588

Energy Transfer Operating LP:

4.25%, 3/15/2023	350,000	365,371

6.25%, 4/15/2049	60,000	71,091

Enterprise Products Operating LP, 4.2%, 1/31/2050 (b)	221,000	220,540

EQM Midstream Partners LP, 4.75%, 7/15/2023	92,000	95,667

EQT Corp., 3.9%, 10/1/2027	105,000	99,690

Hess Corp., 5.8%, 4/1/2047	110,000	122,135

Kinder Morgan, Inc., 5.2%, 3/1/2048	60,000	67,778

MPLX LP, 5.5%, 2/15/2049	140,000	159,008

Noble Energy, Inc., 4.95%, 8/15/2047	100,000	106,120

Parkland Fuel Corp., 5.875%, 7/15/2027 (b)	150,000	150,000

Range Resources Corp., 5.0%, 3/15/2023	100,000	94,250

Sunoco Logistics Partners Operations LP, 5.4%, 10/1/2047	60,000	63,726

TransCanada PipeLines Ltd, 5.1%, 3/15/2049	95,000	110,078

		3,375,637

Financials 11.0%

Air Lease Corp., 4.625%, 10/1/2028	160,000	171,478

Aircastle Ltd.:

4.4%, 9/25/2023	109,000	113,205

5.5%, 2/15/2022	175,000	185,494

ANZ New Zealand Int’l Ltd., 144A, 3.4%, 3/19/2024	200,000	207,518

ASB Bank Ltd., 144A, 3.75%, 6/14/2023	200,000	208,372

Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027	225,000	226,971

Banco Santander Maxico SA, 2.706%, 6/27/2024	200,000	200,380

Bank of America Corp.:

3.824%, 1/20/2028	364,000	385,312

3.974%, 2/7/2030	160,000	171,504

Bank of New Zealand, 144A, 3.5%, 2/20/2024	250,000	258,922

BPCE SA, 144A, 4.625%, 9/12/2028	250,000	275,735

Citigroup, Inc.:

3.2%, 10/21/2026	170,000	173,373

3.98%, 3/20/2030	160,000	170,892

Credit Suisse Group AG, 144A, 4.282%, 1/9/2028	250,000	263,921

Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	96,000	101,219

JPMorgan Chase & Co., 3.782%, 2/1/2028	230,000	243,825

Morgan Stanley:

3.591%, 7/22/2028	100,000	104,125

4.431%, 1/23/2030	250,000	276,565

Prudential Financial, Inc., 4.35%, 2/25/2050	100,000	112,112

Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022	270,000	276,550

State Street Corp., 4.141%, 12/3/2029	130,000	143,892

Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	70,000	75,898

	Principal Amount ($)(a)	Value ($)

Synchrony Financial, 4.375%, 3/19/2024	40,000	41,886

The Allstate Corp., 3.85%, 8/10/2049	30,000	31,378

The Goldman Sachs Group, Inc.:

3.75%, 2/25/2026	200,000	208,763

3.814%, 4/23/2029	155,000	162,001

4.223%, 5/1/2029	170,000	182,326

Wells Fargo & Co.:

3.196%, 6/17/2027	90,000	91,719

4.15%, 1/24/2029	150,000	163,408

Woori Bank, 144A, 4.5%, Perpetual (c)	250,000	250,171

		5,478,915

Health Care 3.8%

AbbVie, Inc., 4.45%, 5/14/2046	70,000	68,746

Allergan Funding SCS, 4.75%, 3/15/2045	70,000	71,903

Boston Scientific Corp., 4.0%, 3/1/2029	75,000	81,134

Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049	175,000	193,445

CVS Health Corp.:

4.78%, 3/25/2038	129,000	134,569

5.05%, 3/25/2048	145,000	154,442

Eli Lilly & Co.:

3.95%, 3/15/2049	80,000	86,603

4.15%, 3/15/2059	90,000	98,792

HCA, Inc.:

4.125%, 6/15/2029	110,000	113,078

5.25%, 6/15/2026	130,000	143,937

5.375%, 9/1/2026	115,000	123,913

7.5%, 2/15/2022	225,000	248,062

Merck & Co., Inc., 4.0%, 3/7/2049	80,000	88,927

Pfizer, Inc., 4.2%, 9/15/2048	90,000	101,406

Stryker Corp.:

3.375%, 11/1/2025	80,000	84,068

4.625%, 3/15/2046	40,000	45,468

UnitedHealth Group, Inc., 4.45%, 12/15/2048	60,000	69,092

		1,907,585

Industrials 2.9%

Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	167,000	176,769

Clean Harbors, Inc., 144A, 4.875%, 7/15/2027 (b)	45,000	45,736

CSX Corp.:

4.25%, 11/1/2066	130,000	134,004

4.5%, 3/15/2049	41,000	45,822

Delta Air Lines, Inc., 4.375%, 4/19/2028	154,000	156,986

FedEx Corp., 4.05%, 2/15/2048	125,000	120,174

General Electric Co.:

4.125%, 10/9/2042	45,000	41,447

4.5%, 11/3/2044	40,000	38,809

Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029	120,000	126,027

Norfolk Southern Corp., 4.1%, 5/15/2049	40,000	42,646

Parker-Hannifin Corp., 3.25%, 6/14/2029	40,000	41,488

Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	195,000	198,412

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Bond VIP

	Principal Amount ($)(a)	Value ($)

Union Pacific Corp., 4.5%, 9/10/2048	125,000	142,229

United Technologies Corp., 4.625%, 11/16/2048	100,000	116,615

		1,427,164

Information Technology 4.4%

Apple, Inc.:

3.45%, 2/9/2045	60,000	59,788

3.75%, 9/12/2047	100,000	104,791

Broadcom, Inc.:

144A, 3.125%, 4/15/2021	105,000	105,680

144A, 3.625%, 10/15/2024	200,000	200,994

144A, 4.75%, 4/15/2029	65,000	66,741

Dell International LLC:

144A, 4.9%, 10/1/2026	198,000	206,584

144A, 5.3%, 10/1/2029	60,000	63,228

144A, 5.875%, 6/15/2021	240,000	243,984

Fair Isaac Corp., 144A, 5.25%, 5/15/2026	95,000	99,750

Fiserv, Inc.:

3.5%, 7/1/2029	140,000	143,904

4.4%, 7/1/2049	40,000	42,083

International Business Machines Corp., 3.5%, 5/15/2029	100,000	104,658

IQVIA, Inc., 144A, 5.0%, 5/15/2027	215,000	221,987

NXP BV:

144A, 3.875%, 9/1/2022	200,000	205,648

144A, 3.875%, 6/18/2026	140,000	143,885

144A, 4.3%, 6/18/2029	100,000	103,088

Oracle Corp., 4.0%, 11/15/2047	55,000	59,105

		2,175,898

Materials 2.0%

AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	110,000	115,015

DuPont de Nemours, Inc., 5.419%, 11/15/2048	125,000	151,889

Freeport-McMoRan, Inc., 4.55%, 11/14/2024	200,000	204,450

SASOL Financing U.S.A. LLC, 5.875%, 3/27/2024	200,000	216,729

Suzano Austria GmbH, 144A, 5.75%, 7/14/2026	200,000	218,500

Yamana Gold, Inc., 4.95%, 7/15/2024	110,000	115,928

		1,022,511

Real Estate 2.7%

American Tower Corp., 3.8%, 8/15/2029	300,000	309,240

Crown Castle International Corp.:

(REIT), 3.8%, 2/15/2028	50,000	51,927

(REIT), 5.25%, 1/15/2023	135,000	146,795

Hospitality Properties Trust, (REIT), 5.25%, 2/15/2026	155,000	159,203

Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024	135,000	138,859

Office Properties Income Trust:

(REIT), 4.15%, 2/1/2022	80,000	81,175

(REIT), 4.25%, 5/15/2024	80,000	79,728

Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	50,000	54,137

	Principal Amount ($)(a)	Value ($)

SBA Communications Corp.:

(REIT), 4.0%, 10/1/2022	190,000	192,613

(REIT), 4.875%, 9/1/2024	125,000	128,750

		1,342,427

Utilities 4.5%

Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025	210,000	222,337

EDP Finance BV, 144A, 3.625%, 7/15/2024	200,000	205,561

Enel Finance International NV, 144A, 4.25%, 9/14/2023	300,000	315,039

Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024	300,000	324,660

NextEra Energy Capital Holdings, Inc.:

3.25%, 4/1/2026	36,000	37,008

3.5%, 4/1/2029	58,000	60,327

NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	250,000	251,567

NRG Energy, Inc., 144A, 5.25%, 6/15/2029	123,000	131,302

Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR 222,000	271,401

Sempra Energy, 4.0%, 2/1/2048	55,000	53,885

Southern California Edison Co., Series B, 3.65%, 3/1/2028	250,000	255,963

Southern Power Co., Series F, 4.95%, 12/15/2046	87,000	93,328

Vistra Operations Co. LLC, 144A, 5.0%, 7/31/2027	50,000	51,813

		2,274,191
Total Corporate Bonds (Cost $25,363,592)		26,591,876

Mortgage-Backed Securities Pass-Throughs 18.5%

Federal Home Loan Mortgage Corp.:

5.5%, with various maturities from 10/1/2023 until 5/1/2041	503,368	543,571

6.5%, 3/1/2026	45,793	49,100

4.0%, 8/1/2039	331,161	349,395

Federal National Mortgage Association:

5.0%, 10/1/2033	26,661	28,968

5.5%, with various maturities from 12/1/2032 until 8/1/2037	506,165	561,158

6.0%, with various maturities from 4/1/2024 until 3/1/2025	113,346	124,073

6.5%, with various maturities from 11/1/2024 until 1/1/2036	52,411	58,133

12-month USD-LIBOR + 1.750%, 4.5%*, 9/1/2038	26,494	27,732

4.0%, with various maturities from 4/1/2047 until 7/1/2049 (b)	4,848,849	5,056,234

3.5%, with various maturities from 12/1/2045 until 1/1/2047	2,354,786	2,440,784
Total Mortgage-Backed Securities Pass-Throughs (Cost $9,105,470)		9,239,148

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	7

	Principal Amount ($)(a)	Value ($)
Asset-Backed 10.0%
Automobile Receivables 4.8%

AmeriCredit Automobile Receivables Trust, “C”, Series 2019-2, 2.74%, 4/18/2025	660,000	662,776

Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	500,000	501,922

Hertz Vehicle Financing II LP:

“A”, Series 2017-1A, 144A, 2.96%, 10/25/2021	750,000	753,783

“A”, Series 2018-1A, 144A, 3.29%, 2/25/2024	500,000	508,706
		2,427,187

Credit Card Receivables 2.0%
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	1,000,000	996,960

Miscellaneous 3.2%

GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024	230,000	233,031

Goldentree Loan Opportunities X Ltd., “AJR”, Series 2015-10A, 144A, 3-month USD-LIBOR + 1.450%, 4.042%*, 7/20/2031	433,333	427,950

Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	67,345	66,832

MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	450,000	455,929

Venture XXVIII CLO Ltd., “A2”, Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.702%*, 7/20/2030	400,000	398,077

		1,581,819
Total Asset-Backed (Cost $4,981,901)		5,005,966

Commercial Mortgage-Backed Securities 5.3%

Bank, “B”, Series 2018-BN13, 4.689%*, 8/15/2061	500,000	548,888

BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.494%*, 11/15/2034	280,000	278,950

FHLMC Multifamily Structured Pass-Through Certificates:

“X1”, Series K043, Interest Only, 0.668%*, 12/25/2024	4,898,922	127,786

“X1”, Series K054, Interest Only, 1.314%*, 1/25/2026	1,823,321	120,291

GS Mortgage Securities Corp. II, “B”, Series 2018-GS10, 4.521%*, 7/10/2051	500,000	548,406

GS Mortgage Securities Corp.: “A4”, Series 2019-GC40, 3.16%, 7/10/2052 (b) (d)	500,000	514,978

	Principal Amount ($)(a)	Value ($)

Morgan Stanley Capital Barclays Bank Trust, “C”, Series 2016-MART, 144A, 2.817%, 9/13/2031	500,000	499,443
Total Commercial Mortgage-Backed Securities (Cost $2,548,534)		2,638,742

Collateralized Mortgage Obligations 9.2%

Countrywide Home Loan, “A2”, Series 2006-1, 6.0%, 3/25/2036	148,581	121,993

CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	75,355	39,002

Federal Home Loan Mortgage Corp.:

“PI”, Series 4485, Interest Only, 3.5%, 6/15/2045	1,512,570	223,872

“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	229,574	27,603

“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	1,075,437	202,438

Federal National Mortgage Association:

“ZL”, Series 2017-55, 3.0%, 10/25/2046	530,879	516,585

“CL”, Series 7436, 3.0%, 12/15/2047	1,000,000	1,017,713

“PA”, Series 4885, 3.0%, 4/15/2048	994,547	1,012,568

Government National Mortgage Association:

“PL”, Series 2013-19, 2.5%, 2/20/2043	684,500	685,086

“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	219,486	20,257

“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	176,773	24,857

“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	102,256	17,144

“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	52,588	8,844

“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	39,267	6,378

MASTR Alternative Loans Trust:

“5A1”, Series 2005-1, 5.5%, 1/25/2020	2,669	2,733

“8A1”, Series 2004-3, 7.0%, 4/25/2034	3,371	3,737

New Residential Mortgage Loan:

“A1”, Series 2019-NQM2, 144A, 3.6%, 4/25/2049	215,177	218,283

“A1”, Series 2019-NQM3, 144A, 2.802%, 7/25/2049	250,000	250,442

Verus Securitization Trust, “A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059	217,608	220,000
Total Collateralized Mortgage Obligations (Cost $4,646,458)		4,619,535

Government & Agency Obligations 6.0%
Other Government Related (e) 0.6%
Novatek OAO, 144A, 6.604%, 2/3/2021	300,000	315,457

Sovereign Bonds 1.5%

Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029	200,000	214,250

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Bond VIP

	Principal Amount ($)(a)	Value ($)

Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR 290,000	346,125

Republic of South Africa, 4.875%, 4/14/2026	200,000	206,820

		767,195

U.S. Treasury Obligations 3.9%

U.S. Treasury Bond, 3.0%, 2/15/2049	648,000	711,686

U.S. Treasury Notes:

2.25%, 4/30/2024	787,000	804,861

2.375%, 5/15/2029	409,400	423,074

		1,939,621
Total Government & Agency Obligations (Cost $2,910,399)		3,022,273

Short-Term U.S. Treasury Obligations 2.6%

U.S. Treasury Bills:

2.372%**, 8/15/2019 (f)	804,000	801,897

2.548%**, 10/10/2019	500,000	497,061
Total Short-Term U.S. Treasury Obligations (Cost $1,298,042)		1,298,958

	Shares	Value ($)
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.40% (g) (Cost $1,008,610)	1,008,610	1,008,610

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,863,006)	106.9	53,425,108
Other Assets and Liabilities, Net	(6.9)	(3,462,407)
Net Assets	100.0	49,962,701

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (g) (h)
111,600	—	111,600	(i)	—	—	1,811	—	—	—
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.40% (g)
1,975,521	16,433,188	17,400,099		—	—	24,313	—	1,008,610	1,008,610
2,087,121	16,433,188	17,511,699		—	—	26,124	—	1,008,610	1,008,610

*

Variable or floating rate security. These securities are shown at their current rate as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	When-issued, delayed delivery or forward commitment securities included.

(c)	Perpetual, callable security with no stated maturity date.

(d)	Investment was valued using significant unobservable inputs.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.

(f)	At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PJSC: Public Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	9

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2019 open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2019	12	1,511,843	1,535,625	23,782
U.S. Treasury Long Bond	USD	9/19/2019	3	456,874	466,781	9,907
Ultra 10 Year U.S. Treasury Note	USD	9/19/2019	52	7,081,901	7,182,500	100,599
Total unrealized appreciation						134,288

At June 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/30/2019	7	818,436	827,094	(8,658)
Ultra Long U.S. Treasury Bond	USD	9/19/2019	17	2,953,463	3,018,351	(64,888)
Total unrealized depreciation						(73,546)

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	840,000	JPY	103,462,380	8/7/2019	4,267	Australia and New Zealand Banking Group Ltd.
USD	955,385	CAD	1,280,000	8/7/2019	22,874	State Street Bank and Trust
EUR	542,424	USD	622,669	9/26/2019	1,634	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					28,775

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	860,000	JPY	104,895,146	8/7/2019	(5,218)	Credit Agricole CIB
CAD	1,280,000	USD	952,035	8/7/2019	(26,224)	Bank of America
AUD	1,360,000	USD	949,276	8/8/2019	(6,776)	State Street Bank and Trust
AUD	1,385,000	USD	960,968	8/8/2019	(12,659)	National Australia Bank Ltd.
Total unrealized depreciation					(50,877)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding future contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Bond VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$26,591,876	$—	$26,591,876
Mortgage-Backed Securities Pass-Throughs	—	9,239,148	—	9,239,148
Asset-Backed	—	5,005,966	—	5,005,966
Commercial Mortgage-Backed Securities	—	2,123,764	514,978	2,638,742
Collateralized Mortgage Obligations	—	4,619,535	—	4,619,535
Government & Agency Obligations	—	3,022,273	—	3,022,273
Short-Term U.S. Treasury Obligations	—	1,298,958	—	1,298,958
Short-Term Investments (j)	1,008,610	—	—	1,008,610
Derivatives (k)
Futures Contracts	134,288	—	—	134,288
Forward Foreign Currency Contracts	—	28,775	—	28,775
Total	$1,142,898	$51,930,295	$514,978	$53,588,171

Liabilities
Derivatives (k)
Futures Contracts	$(73,546)	$—	$—	$(73,546)
Forward Foreign Currency Contracts	—	(50,877)	—	(50,877)
Total	$(73,546)	$(50,877)	$—	$(124,423)

(j)	See Investment Portfolio for additional detailed categorizations.

(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	11

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $50,854,396)	$52,416,498
Investment in DWS Central Cash Management Government Fund (cost $1,008,610)	1,008,610
Cash	4,878
Foreign currency, at value (cost $508,051)	505,767
Receivable for investments sold	353,216
Receivable for Fund shares sold	3,581
Interest receivable	381,209
Receivable for variation margin on futures contracts	4,812
Unrealized appreciation on forward foreign currency contracts	28,775
Foreign taxes recoverable	975
Other assets	582
Total assets	54,708,903

Liabilities
Payable for investments purchased	765,630
Payable for investments purchased — when-issued/delayed delivery securities	3,828,654
Payable for Fund shares redeemed	12,279
Unrealized depreciation on forward foreign currency contracts	50,877
Accrued management fee	11,516
Accrued Trustees’ fees	196
Other accrued expenses and payables	77,050
Total liabilities	4,746,202
Net assets, at value	$49,962,701

Net Assets Consist of
Distributable earnings (loss)	(252,269)
Paid-in capital	50,214,970
Net assets, at value	$49,962,701
Net Asset Value

Net asset value, offering and redemption price per share ($49,962,701 ÷ 8,941,839 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.59

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $37)	$893,743
Income distributions — DWS Central Cash Management Government Fund	24,313
Securities lending income, net of borrower rebates	1,811
Total income	919,867
Expenses:
Management fee	91,170
Administration fee	23,377
Services to shareholders	450
Custodian fee	7,160
Professional fees	46,178
Reports to shareholders	13,722
Trustees’ fees and expenses	2,274
Pricing service fee	11,782
Other	3,043
Total expenses before expense reductions	199,156
Expense reductions	(44,868)
Total expenses after expense reductions	154,288
Net investment income	765,579

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	453,836
Swap contracts	(29,075)
Futures	43,248
Forward foreign currency contracts	46,196
Foreign currency	(14,465)
499,740
Change in net unrealized appreciation (depreciation) on:
Investments	2,643,496
Swap contracts	24,142
Futures	72,133
Forward foreign currency contracts	(40,013)
Foreign currency	11,387
2,711,145
Net gain (loss)	3,210,885
Net increase (decrease) in net assets resulting from operations	$3,976,464

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche DWS Variable Series I — DWS Bond VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$765,579	$1,528,195
Net realized gain (loss)	499,740	(1,343,833)
Change in net unrealized appreciation (depreciation)	2,711,145	(1,524,541)
Net increase (decrease) in net assets resulting from operations	3,976,464	(1,340,179)
Distributions to shareholders:
Class A	(1,466,158)	(2,159,140)
Fund share transactions:
Class A
Proceeds from shares sold	3,679,308	2,190,642
Reinvestment of distributions	1,466,158	2,159,140
Payments for shares redeemed	(3,488,938)	(6,549,537)
Net increase (decrease) in net assets from Class A share transactions	1,656,528	(2,199,755)
Increase (decrease) in net assets	4,166,834	(5,699,074)
Net assets at beginning of period	45,795,867	51,494,941

Net assets at end of period	$49,962,701	$45,795,867

Other Information:
Class A
Shares outstanding at beginning of period	8,635,826	9,030,036
Shares sold	673,989	405,229
Shares issued to shareholders in reinvestment of distributions	271,511	407,385
Shares redeemed	(639,487)	(1,206,824)
Net increase (decrease) in Class A shares	306,013	(394,210)

Shares outstanding at end of period	8,941,839	8,635,826

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	13

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$5.30		$5.70	$5.52	$5.49	$5.67	$5.51
Income (loss) from investment operations:

Net investment income[a]	.09		.17	.17	.15	.14	.17
Net realized and unrealized gain (loss)	.37		(.32)	.15	.17	(.15)	.19
Total from investment operations	.46		(.15)	.32	.32	(.01)	.36
Less distributions from:

Net investment income	(.17)		(.25)	(.14)	(.29)	(.17)	(.20)
Net asset value, end of period	$5.59		$5.30	$5.70	$5.52	$5.49	$5.67
Total Return (%)[b]	8.87	**	(2.65)	5.83	5.93	(.29)	6.63

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50		46	51	77	80	101
Ratio of expenses before expense reductions (%)[c]	.85	*	.87	.74	.78	.69	.69
Ratio of expenses after expense reductions (%)[c]	.66	*	.69	.65	.64	.64	.61
Ratio of net investment income (%)	3.27	*	3.19	2.99	2.68	2.54	2.99
Portfolio turnover rate (%)	282	**	260	205	236	197	273

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche DWS Variable Series I — DWS Bond VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Bond VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Trustees of the Series. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche DWS Variable Series I — DWS Bond VIP	|	15

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

16	|	Deutsche DWS Variable Series I — DWS Bond VIP

At December 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $3,092,000 which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($887,000) and long-term losses ($2,205,000).

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $51,863,332. The net unrealized depreciation for all investments based on tax cost was $1,561,776. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,773,576 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $211,800.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2019, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Deutsche DWS Variable Series I — DWS Bond VIP	|	17

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2019, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,318,000 to $9,051,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $3,234,000 to $3,829,000.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2019, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics, or to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of June 30, 2019. For the period ended June 30, 2019 , the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to approximately $9,900,000.

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Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract“) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward currency contracts. For the six months ended June 30, 2019, the Fund invested in forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated securities. In addition, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2019, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2019, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from $0 to approximately $2,185,000 and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from $0 to approximately $1,414,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$134,288	$134,288
Foreign Exchange Contracts (b)	28,775	—	28,775
	$28,775	$134,288	$163,063

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contract (c)	$—	$(73,546)	$(73,546)
Foreign Exchange Contracts (d)	(50,877)	—	(50,877)
	$(50,877)	$(73,546)	$(124,423)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)

Includes cumulative depreciation of centrally cleared swaps and futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contract (e)	$—	$—	$43,248	$43,248
Credit Contracts (e)	—	(29,075)	—	(29,075)
Foreign Exchange Contracts (f)	46,196	—	—	46,196
	$46,196	$(29,075)	$43,248	$60,369

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from swap contracts and futures, respectively

(f)	Net realized gain (loss) from forward foreign currency contracts

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Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (g)	$—	$—	$72,133	$72,133
Credit Contracts (g)	—	24,142	—	24,142
Foreign Exchange Contracts (h)	(40,013)	—	—	(40,013)
	$(40,013)	$24,142	$72,133	$56,262

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(h)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of June 30, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$4,267	$—	$—	$4,267
JPMorgan Chase Securities, Inc.	1,634	—	—	1,634
State Street Bank and Trust	22,874	(6,776)	—	16,098
	$28,775	$(6,776)	$—	$21,999

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America	$26,224	$—	$—	$26,224
Credit Agricole CIB	5,218	—	—	5,218
National Australia Bank Ltd.	12,659	—	—	12,659
State Street Bank and Trust	6,776	(6,776)	—	—
	$50,877	$(6,776)	$—	$44,101

C. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$62,987,980	$61,967,768
U.S. Treasury Obligations	$9,014,560	$7,996,545

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

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Accordingly, for the six months ended June 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.

For the period from January 1, 2019 through April 30, 2020, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.66%.

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed were $44,868.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $23,377, of which $4,073 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC aggregated $281, of which $92 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,956, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2019, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $136.

E. Ownership of the Fund

At June 30, 2019, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 43%, 24% and 15%, respectively.

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019

Actual Fund Return	Class A
Beginning Account Value 1/1/19	$1,000.00
Ending Account Value 6/30/19	$1,088.70
Expenses Paid per $1,000*	$3.42

Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/19	$1,000.00
Ending Account Value 6/30/19	$1,021.52
Expenses Paid per $1,000*	$3.31

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche DWS Variable Series I — DWS Bond VIP	.66%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Bond VIP	|	23

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Bond VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

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believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Deutsche DWS Variable Series I — DWS Bond VIP	|	25

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

26	|	Deutsche DWS Variable Series I — DWS Bond VIP

Notes

VS1bond-3 (R-028373-8 8/19)

June 30, 2019

Semiannual Report

Deutsche DWS Variable Series I

DWS Capital Growth VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. The Fund may lend securities to approved institutions. See the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Performance Summary	June 30, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.50% and 0.76% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price to book ratios and higher forecasted growth values.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,468	$11,390	$16,629	$18,882	$41,197
	Average annual total return	24.68%	13.90%	18.47%	13.56%	15.21%
Russell 1000 Growth Index	Growth of $10,000	$12,149	$11,156	$16,458	$18,746	$45,186
	Average annual total return	21.49%	11.56%	18.07%	13.39%	16.28%

DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,452	$11,360	$16,501	$18,639	$40,013
	Average annual total return	24.52%	13.60%	18.17%	13.26%	14.87%
Russell 1000 Growth Index	Growth of $10,000	$12,149	$11,156	$16,458	$18,746	$45,186
	Average annual total return	21.49%	11.56%	18.07%	13.39%	16.28%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/19	12/31/18
Common Stocks	99%	98%
Cash Equivalents	1%	2%
	100%	100%

Sector Diversification (As of % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
Information Technology	34%	31%
Consumer Discretionary	15%	15%
Communication Services	13%	14%
Health care	13%	15%
Industrials	11%	11%
Financials	7%	7%
Consumer Staples	3%	3%
Real Estate	2%	2%
Materials	1%	1%
Energy	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Sebastian P. Werner, PhD, Director

Portfolio Manager

4	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 13.1%
Entertainment 6.9%

Activision Blizzard, Inc.	207,798	9,808,065

Live Nation Entertainment, Inc.*	81,509	5,399,971

Netflix, Inc.*	31,885	11,711,998

Spotify Technology SA*	75,154	10,989,018

Walt Disney Co.	141,276	19,727,781

		57,636,833

Interactive Media & Services 5.0%

Alphabet, Inc. “A”*	13,566	14,689,265

Alphabet, Inc. “C”*	15,692	16,961,640

Facebook, Inc. “A”*	47,090	9,088,370

Pinterest, Inc. “A”*	31,247	850,543

		41,589,818

Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.*	140,864	10,443,657

Consumer Discretionary 14.6%
Hotels, Restaurants & Leisure 2.6%

Las Vegas Sands Corp.	70,698	4,177,545

McDonald’s Corp.	85,608	17,777,357

		21,954,902

Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.*	22,064	41,781,053

Multiline Retail 1.2%
Dollar General Corp.	75,526	10,208,094

Specialty Retail 5.0%

Burlington Stores, Inc.*	55,875	9,507,131

CarMax, Inc.*	111,867	9,713,412

Home Depot, Inc.	107,489	22,354,487

		41,575,030

Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc.*	38,563	6,949,438

Consumer Staples 3.4%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	38,441	10,158,418

Food Products 1.5%
Mondelez International, Inc. “A”	241,172	12,999,171

Personal Products 0.7%
Estee Lauder Companies, Inc. “A”	30,952	5,667,621

Energy 0.5%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	39,900	4,116,882

Financials 7.1%
Banks 1.1%
SVB Financial Group*	40,510	9,098,141

Capital Markets 1.7%
Intercontinental Exchange, Inc.	165,899	14,257,360

Consumer Finance 1.1%
American Express Co.	74,182	9,157,026

Insurance 3.2%
Progressive Corp.	338,192	27,031,687

	Shares	Value ($)

Health Care 12.9%
Biotechnology 1.9%

Alexion Pharmaceuticals, Inc.*	68,563	8,980,382

BioMarin Pharmaceutical, Inc.*	45,303	3,880,202

Exact Sciences Corp.*	25,018	2,953,124

		15,813,708

Health Care Equipment & Supplies 6.0%

Becton, Dickinson & Co.	91,970	23,177,360

Danaher Corp.	96,301	13,763,339

DexCom, Inc.*	33,429	5,009,001

Inogen, Inc.*	27,534	1,838,170

The Cooper Companies, Inc.	21,346	7,191,254

		50,979,124

Life Sciences Tools & Services 3.0%
Thermo Fisher Scientific, Inc.	85,036	24,973,373

Pharmaceuticals 2.0%

Bristol-Myers Squibb Co.	57,667	2,615,198

Zoetis, Inc.	124,324	14,109,531

		16,724,729

Industrials 11.1%
Aerospace & Defense 3.4%

Boeing Co.	57,143	20,800,623

TransDigm Group, Inc.*	15,726	7,608,239

		28,408,862

Electrical Equipment 1.7%
AMETEK, Inc.	157,286	14,287,860

Industrial Conglomerates 1.6%
Roper Technologies, Inc.	36,640	13,419,767

Machinery 0.7%
Parker-Hannifin Corp.	34,184	5,811,622

Professional Services 2.6%

TransUnion	152,299	11,195,499

Verisk Analytics, Inc.	74,428	10,900,725

		22,096,224

Road & Rail 1.1%

Lyft, Inc. “A”* (a)	12,009	789,111

Norfolk Southern Corp.	40,459	8,064,693

		8,853,804

Information Technology 33.6%
IT Services 9.6%

Cognizant Technology Solutions Corp. “A”	163,588	10,369,843

Fiserv, Inc.*	156,288	14,247,214

FleetCor Technologies, Inc.*	27,785	7,803,417

Global Payments, Inc.	85,322	13,662,612

Visa, Inc. “A”	201,099	34,900,732

		80,983,818

Semiconductors & Semiconductor Equipment 1.8%

Analog Devices, Inc.	81,088	9,152,403

NVIDIA Corp.	35,667	5,857,591

		15,009,994

Software 16.5%

2U, Inc.* (a)	66,879	2,517,326

Adobe, Inc.*	54,662	16,106,158

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	5

	Shares	Value ($)

DocuSign, Inc.*	52,375	2,603,561

Intuit, Inc.	45,885	11,991,127

Microsoft Corp.	494,922	66,299,751

Nuance Communications, Inc.*	396,845	6,337,615

Proofpoint, Inc.*	17,598	2,116,160

salesforce.com, Inc.*	72,076	10,936,091

ServiceNow, Inc.*	39,685	10,896,310

Synopsys, Inc.*	65,636	8,446,697

		138,250,796

Technology Hardware, Storage & Peripherals 5.7%

Apple, Inc.	230,788	45,677,561

Pure Storage, Inc. “A”*	171,955	2,625,753

		48,303,314

Materials 0.7%
Construction Materials
Vulcan Materials Co.	45,193	6,205,451

Real Estate 1.9%
Equity Real Estate Investment Trusts (REITs)

Digital Realty Trust, Inc.	73,013	8,600,201

Prologis, Inc.	90,894	7,280,610

		15,880,811

	Shares	Value ($)
Total Common Stocks (Cost $413,788,990)		830,628,388

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (b) (c) (Cost $3,321,907)	3,321,907	3,321,907

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.40% (b) (Cost $9,752,571)	9,752,571	9,752,571

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $426,863,468)	100.5	843,702,866
Other Assets and Liabilities, Net	(0.5)	(4,034,194)
Net Assets	100.0	839,668,672

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (b) (c)
5,457,000	—	2,135,093	(d)	—	—	16,967	—	3,321,907	3,321,907
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.40% (b)
12,082,625	53,262,136	55,592,190		—	—	139,784	—	9,752,571	9,752,571
17,539,625	53,262,136	57,727,283		—	—	156,751	—	13,074,478	13,074,478

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $3,302,082, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$830,628,388	$—	$—	$830,628,388
Short-Term Investments (e)	13,074,478	—	—	13,074,478
Total	$843,702,866	$—	$—	$843,702,866

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statement of

Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $413,788,990) — including $3,302,082 of securities loaned	$830,628,388
Investment in DWS Government & Agency Securities Portfolio (cost $3,321,907)*	3,321,907
Investment in DWS Central Cash Management Government Fund (cost $9,752,571)	9,752,571
Cash	10,000
Receivable for investments sold	8,301,134
Receivable for Fund shares sold	152,620
Dividends receivable	95,851
Interest receivable	31,693
Other assets	10,464
Total assets	852,304,628

Liabilities
Payable upon return of securities loaned	3,321,907
Payable for investments purchased	8,562,941
Payable for Fund shares redeemed	339,936
Accrued management fee	259,100
Accrued Trustees’ fees	11,048
Other accrued expenses and payables	141,024
Total liabilities	12,635,956
Net assets, at value	$839,668,672

Net Assets Consist of
Distributable earnings (loss)	454,189,385
Paid-in capital	385,479,287
Net assets, at value	$839,668,672

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($835,547,525 ÷ 27,650,812 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$30.22
Class B

Net Asset Value, offering and redemption price per share ($4,121,147 ÷ 136,766 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$30.13

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:
Dividends	$4,363,504
Income distributions — DWS Central Cash Management Government Fund	139,784
Securities lending income, net of borrower rebates	16,967
Total income	4,520,255
Expenses:
Management fee	1,522,768
Administration fee	408,706
Services to Shareholders	1,034
Record keeping fee (Class B)	67
Distribution service fee (Class B)	4,844
Custodian fee	4,556
Professional fees	44,770
Reports to shareholders	20,840
Trustees’ fees and expenses	21,882
Other	22,688
Total expenses	2,052,155
Net investment income	2,468,100

Realized and Unrealized gain (loss)
Net realized gain (loss) from investments	35,334,820
Change in net unrealized appreciation (depreciation) on investments	139,733,161
Net gain (loss)	175,067,981
Net increase (decrease) in net assets resulting from operations	$177,536,081

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income (loss)	$2,468,100	$3,736,233
Net realized gain (loss)	35,334,820	94,066,554
Change in net unrealized appreciation (depreciation)	139,733,161	(108,027,003)
Net increase (decrease) in net assets resulting from operations	177,536,081	(10,224,216)
Distributions to shareholders:
Class A	(97,006,648)	(78,292,764)
Class B	(448,501)	(583,563)
Total distributions	(97,455,149)	(78,876,327)
Fund share transactions:
Class A
Proceeds from shares sold	14,482,850	53,233,825
Reinvestment of distributions	97,006,648	78,292,764
Payments for shares redeemed	(80,235,820)	(94,375,223)
Net increase (decrease) in net assets from Class A share transactions	31,253,678	37,151,366
Class B
Proceeds from shares sold	139,064	263,138
Reinvestment of distributions	448,501	583,563
Payments for shares redeemed	(326,986)	(2,933,729)
Net increase (decrease) in net assets from Class B share transactions	260,579	(2,087,028)
Increase (decrease) in net assets	111,595,189	(54,036,205)
Net assets at beginning of period	728,073,483	782,109,688

Net assets at end of period	$839,668,672	$728,073,483

Other Information
Class A
Shares outstanding at beginning of period	26,575,319	25,154,197
Shares sold	479,364	1,730,657
Shares issued to shareholders in reinvestment of distributions	3,253,073	2,776,339
Shares redeemed	(2,656,944)	(3,085,874)
Net increase (decrease) in Class A shares	1,075,493	1,421,122

Shares outstanding at end of period	27,650,812	26,575,319
Class B
Shares outstanding at beginning of period	127,775	191,717
Shares sold	4,761	8,617
Shares issued to shareholders in reinvestment of distributions	15,076	20,738
Shares redeemed	(10,846)	(93,297)
Net increase (decrease) in Class B shares	8,991	(63,942)

Shares outstanding at end of period	136,766	127,775

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$27.27		$30.86	$26.70	$28.22	$29.95	$28.41
Income (loss) from investment operations:
Net investment income (loss)[a]	.09		.14	.20	.21	.20	.21
Net realized and unrealized gain (loss)	6.59		(.53)	6.47	.83	2.34	3.18
Total from investment operations	6.68		(.39)	6.67	1.04	2.54	3.39
Less distributions from:
Net investment income	(.14)		(.23)	(.22)	(.22)	(.22)	(.18)
Net realized gains	(3.59)		(2.97)	(2.29)	(2.34)	(4.05)	(1.67)
Total distributions	(3.73)		(3.20)	(2.51)	(2.56)	(4.27)	(1.85)
Net asset value, end of period	$30.22		$27.27	$30.86	$26.70	$28.22	$29.95
Total Return (%)	24.68	**	(1.60)	26.30	4.25	8.62	12.97

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	836		725	776	745	849	890
Ratio of expenses (%)[b]	.50	*	.50	.50	.50	.49	.50
Ratio of net investment income (loss) (%)	.61	*	.46	.70	.82	.70	.76
Portfolio turnover rate (%)	7	**	26	15	35	35	47

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/19		Years Ended December 31,
Class B	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$27.16		$30.75	$26.61	$28.12	$29.84	$28.29
Income (loss) from investment operations:
Net investment income (loss)[a]	.05		.07	.13	.15	.13	.09
Net realized and unrealized gain (loss)	6.56		(.54)	6.44	.83	2.32	3.22
Total from investment operations	6.61		(.47)	6.57	.98	2.45	3.31
Less distributions from:
Net investment income	(.05)		(.15)	(.14)	(.15)	(.12)	(.09)
Net realized gains	(3.59)		(2.97)	(2.29)	(2.34)	(4.05)	(1.67)
Total distributions	(3.64)		(3.12)	(2.43)	(2.49)	(4.17)	(1.76)
Net asset value, end of period	$30.13		$27.16	$30.75	$26.61	$28.12	$29.84
Total Return (%)	24.52	**	(1.87)	25.96	4.00	8.33	12.67

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		3	6	5	4	3
Ratio of expenses (%)[b]	.76	*	.76	.75	.76	.76	.80
Ratio of net investment income (loss) (%)	.35	*	.21	.45	.58	.44	.33
Portfolio turnover rate (%)	7	**	26	15	35	35	47

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

10	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $426,587,489. The net unrealized appreciation for all investments based on tax cost was $417,115,377. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $433,489,586 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $16,374,209.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	11

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $53,500,725 and $112,043,747, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.

For the period from January 1, 2019 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.77%
Class B	1.02%

12	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $408,706, of which $69,579 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class A	$386	$124
Class B	105	34
	$491	$158

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2019, the Distribution Service Fee aggregated $4,844, of which $830 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $4,797, of which $4,712 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2019, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1,320.

D. Ownership of the Fund

At June 30, 2019, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 60% and 25%, respectively. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 47% and 38%, respectively.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	13

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

14	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,246.80	$1,245.20
Expenses Paid per $1,000*	$2.79	$4.23

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,022.32	$1,021.03
Expenses Paid per $1,000*	$2.51	$3.81

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Capital Growth VIP	.50%	.76%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	15

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA

18	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	19

VS1capgro-3 (R-028374-8 8/19)

June 30, 2019

Semiannual Report

Deutsche DWS Variable Series I

DWS Core Equity VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Performance Summary	June 30, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.61% and 0.93% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,820	$10,769	$14,833	$16,612	$39,823
	Average annual total return	18.20%	7.69%	14.04%	10.68%	14.82%
Russell 1000® Index	Growth of $10,000	$11,884	$11,002	$14,873	$16,438	$39,642
	Average annual total return	18.84%	10.02%	14.15%	10.45%	14.77%

DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,806	$10,734	$14,699	$16,375	$38,756
	Average annual total return	18.06%	7.34%	13.70%	10.37%	14.51%
Russell 1000® Index	Growth of $10,000	$11,884	$11,002	$14,873	$16,438	$39,642
	Average annual total return	18.84%	10.02%	14.15%	10.45%	14.77%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	6/30/19	12/31/18
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Exchange-Traded Fund	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Fund and Cash Equivalents)	6/30/19	12/31/18
Information Technology	20%	19%
Health Care	15%	15%
Financials	13%	14%
Communication Services	11%	11%
Industrials	10%	10%
Consumer Discretionary	10%	10%
Consumer Staples	7%	7%
Energy	4%	4%
Utilities	4%	4%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Di Kumble, CFA, Managing Director

Arno V. Puskar, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 98.8%
Communication Services 10.1%
Entertainment 2.1%
Live Nation Entertainment, Inc.*	34,150	2,262,438

Interactive Media & Services 4.3%

Alphabet, Inc. “A”*	1,535	1,662,098

Alphabet, Inc. “C”*	1,585	1,713,242

Facebook, Inc. “A”*	6,758	1,304,294

		4,679,634

Media 2.0%
Omnicom Group, Inc.	25,963	2,127,668

Wireless Telecommunication Services 1.7%
T-Mobile U.S., Inc.*	24,043	1,782,548

Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 1.4%

Marriott International, Inc. “A”	4,067	570,559

MGM Resorts International	11,588	331,069

Yum! Brands, Inc.	5,280	584,338

		1,485,966

Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	2,801	5,304,058

Multiline Retail 0.5%
Macy’s, Inc.	27,040	580,278

Specialty Retail 1.4%

Best Buy Co., Inc.	12,837	895,124

Home Depot, Inc.	3,143	653,650

		1,548,774

Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. “B”	16,136	1,354,617

Consumer Staples 7.0%
Beverages 3.5%

Keurig Dr Pepper, Inc.	17,794	514,246

Molson Coors Brewing Co. “B”	20,234	1,133,104

PepsiCo, Inc.	16,560	2,171,513

		3,818,863

Food & Staples Retailing 2.2%

Costco Wholesale Corp.	4,626	1,222,467

Kroger Co.	18,575	403,263

U.S. Foods Holding Corp.*	21,082	753,892

		2,379,622

Food Products 0.5%
Conagra Brands, Inc.	18,642	494,386

Household Products 0.8%
Energizer Holdings, Inc.	22,234	859,122

Energy 4.4%
Oil, Gas & Consumable Fuels

Continental Resources., Inc.*	13,872	583,873

EOG Resources., Inc.	14,520	1,352,683

Exxon Mobil Corp.	10,767	825,075

Kinder Morgan, Inc.	26,041	543,736

Occidental Petroleum Corp.	10,208	513,259

ONEOK, Inc.	12,636	869,483

		4,688,109

	Shares	Value ($)

Financials 12.8%
Banks 5.0%

Bank of America Corp.	18,912	548,448

Citigroup, Inc.	20,157	1,411,595

JPMorgan Chase & Co.	14,137	1,580,516

Popular, Inc.	22,075	1,197,348

U.S. Bancorp.	12,049	631,368

		5,369,275

Capital Markets 5.2%

Ares Capital Corp.	14,765	264,884

CME Group, Inc.	5,633	1,093,422

Franklin Resources., Inc.	16,026	557,705

Intercontinental Exchange, Inc.	7,037	604,760

LPL Financial Holdings, Inc.	16,195	1,321,026

State Street Corp.	11,713	656,631

TD Ameritrade Holding Corp.	7,855	392,121

The Goldman Sachs Group., Inc.	3,699	756,815

		5,647,364

Insurance 2.6%

Chubb Ltd.	9,749	1,435,930

MetLife, Inc.	26,734	1,327,878

		2,763,808

Health Care 14.6%
Biotechnology 5.1%

AbbVie, Inc.	19,352	1,407,278

Amgen, Inc.	8,954	1,650,043

Biogen., Inc.*	3,870	905,077

Gilead Sciences, Inc.	22,559	1,524,086

		5,486,484

Health Care Equipment & Supplies 5.2%

Baxter International, Inc.	6,888	564,127

Becton, Dickinson & Co.	3,627	914,040

Boston Scientific Corp.*	21,929	942,509

Danaher Corp.	6,623	946,559

Hill-Rom Holdings, Inc.	14,553	1,522,535

Medtronic PLC	7,702	750,098

		5,639,868

Health Care Providers & Services 0.8%

Cigna Corp.*	1,980	311,949

McKesson Corp.	4,042	543,204

		855,153

Pharmaceuticals 3.5%

Eli Lilly & Co.	5,954	659,644

Merck & Co., Inc.	18,679	1,566,234

Pfizer, Inc.	35,439	1,535,217

		3,761,095

Industrials 10.7%
Aerospace & Defense 2.7%

Boeing Co.	3,536	1,287,139

L3 Technologies, Inc.	6,677	1,637,000

		2,924,139

Commercial Services & Supplies 1.7%
Waste Management, Inc.	15,462	1,783,851

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	5

	Shares	Value ($)

Industrial Conglomerates 1.5%

Honeywell International, Inc.	4,709	822,144

Roper Technologies, Inc.	2,244	821,888

		1,644,032

Machinery 1.9%

Ingersoll-Rand PLC	8,262	1,046,547

Parker-Hannifin Corp.	5,459	928,085

		1,974,632

Professional Services 0.8%
Equifax, Inc.	6,576	889,338

Road & Rail 2.1%
Norfolk Southern Corp.	11,378	2,267,977

Information Technology 20.0%
IT Services 4.5%

Conduent, Inc.*	71,825	688,801

Gartner, Inc.*	8,336	1,341,596

Visa, Inc. “A”	16,167	2,805,783

		4,836,180

Semiconductors & Semiconductor Equipment 3.6%

Applied Materials, Inc.	12,941	581,180

Intel Corp.	19,868	951,081

QUALCOMM., Inc.	15,778	1,200,233

Teradyne, Inc.	23,973	1,148,546

		3,881,040

Software 6.7%

Microsoft Corp.	44,533	5,965,641

Oracle Corp.	21,426	1,220,639

		7,186,280

Technology Hardware, Storage & Peripherals 5.2%

Apple, Inc.	24,318	4,813,019

Hewlett Packard Enterprise Co.	56,262	841,117

		5,654,136

Materials 2.8%
Chemicals 0.7%
PPG Industries, Inc.	7,096	828,174

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	37,784	528,220

	Shares	Value ($)

Metals & Mining 1.6%

Freeport-McMoRan, Inc.	124,701	1,447,779

Steel Dynamics, Inc.	8,386	253,257

		1,701,036

Real Estate 3.6%
Equity Real Estate Investment Trusts (REITs)

AvalonBay Communities, Inc.	5,870	1,192,667

Digital Realty Trust, Inc.	5,476	645,018

Prologis, Inc.	14,792	1,184,839

Public Storage	1,201	286,042

SL Green Realty Corp.	6,688	537,515

		3,846,081

Utilities 3.3%
Electric Utilities 1.4%
NextEra Energy, Inc.	7,159	1,466,593

Multi-Utilities 0.9%
CenterPoint Energy, Inc.	32,080	918,450

Water Utilities 1.0%
American Water Works Co., Inc.	9,586	1,111,976
Total Common Stocks (Cost $75,882,255)		106,331,265

Exchange-Traded Funds 0.3%
Vanguard S&P 500 ETF (Cost $236,222)	1,020	274,533

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 2.40% (a) (Cost $484,350)	484,350	484,350

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $76,602,827)	99.5	107,090,148
Other Assets and Liabilities, Net	0.5	536,161
Net Assets	100.0	107,626,309

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.00%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (a) (b)
—	—	1,198,336	(c)	—	—	6,000	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 2.40% (a)
1,529,105	4,304,054	5,348,809		—	—	9,420	—	484,350	484,350
1,529,105	4,304,054	6,547,145				15,420		484,350	484,350

*	Non-income producing security.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2019.

S&P: Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$106,331,265	$—	$—	$106,331,265
Exchange-Traded Funds	274,533	—	—	274,533
Short-Term Investments	484,350	—	—	484,350
Total	$107,090,148	$—	$—	$107,090,148

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	7

Statement of

Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $76,118,477)	$106,605,798
Investment in DWS Central Cash Management Government Fund (cost $484,350)	484,350
Cash	10,000
Receivable for investments sold	536,897
Receivable for Fund shares sold	17,198
Dividends receivable	114,843
Interest receivable	1,716
Other assets	1,131
Total assets	107,771,933

Liabilities
Payable for Fund shares redeemed	50,222
Accrued management fee	34,000
Accrued Trustees’ fees	276
Other accrued expenses and payables	61,126
Total liabilities	145,624
Net assets, at value	$107,626,309

Net Assets Consist of
Distributable earnings (loss)	32,151,940
Paid-in capital	75,474,369
Net assets, at value	$107,626,309

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($104,389,569 ÷ 10,176,614 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.26
Class B

Net Asset Value, offering and redemption price per share ($3,236,740 ÷ 315,595 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.26

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,343)	$993,596
Income distributions — DWS Central Cash Management Government Fund	9,420
Securities lending income, net of borrower rebates	6,000
Total income	1,009,016
Expenses:
Management fee	201,403
Administration fee	51,642
Services to Shareholders	738
Recordkeeping fee (Class B)	1,041
Distribution service fee (Class B)	3,885
Custodian fee	4,615
Professional fees	38,774
Reports to shareholders	12,687
Trustees’ fees and expenses	3,671
Other	4,983
Total expenses	323,439
Net investment income	685,577

Realized and Unrealized gain (loss)
Net realized gain (loss) from investments	1,271,053
Change in net unrealized appreciation (depreciation) on investments	15,050,125
Net gain (loss)	16,321,178
Net increase (decrease) in net assets resulting from operations	$17,006,755

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$685,577	$1,209,051
Net realized gain (loss)	1,271,053	11,503,842
Change in net unrealized appreciation (depreciation)	15,050,125	(18,122,668)
Net increase (decrease) in net assets resulting from operations	17,006,755	(5,409,775)
Distributions to shareholders :
Class A	(12,354,795)	(29,462,065)
Class B	(374,998)	(916,591)
Total distributions	(12,729,793)	(30,378,656)
Fund share transactions:
Class A
Proceeds from shares sold	1,831,450	5,049,625
Reinvestment of distributions	12,354,795	29,462,065
Payments of shares redeemed	(5,779,488)	(12,963,703)
Net increase (decrease) in net assets from Class A share transactions	8,406,757	21,547,987
Class B
Proceeds from shares sold	12,018	275,886
Reinvestment of distributions	374,998	916,591
Payments of shares redeemed	(125,604)	(404,039)
Net increase (decrease) in net assets from Class B share transactions	261,412	788,438
Increase (decrease) in net assets	12,945,131	(13,452,006)
Net assets at beginning of period	94,681,178	108,133,184

Net assets at end of period	$107,626,309	$94,681,178

Other Information
Class A
Shares outstanding at beginning of period	9,343,340	7,169,708
Shares sold	175,663	448,326
Shares issued to shareholders in reinvestment of distributions	1,204,171	2,816,641
Shares redeemed	(546,560)	(1,091,335)
Net increase (decrease) in Class A shares	833,274	2,173,632

Shares outstanding at end of period	10,176,614	9,343,340
Class B
Shares outstanding at beginning of period	289,832	215,292
Shares sold	1,160	20,116
Shares issued to shareholders in reinvestment of distributions	36,549	87,628
Shares redeemed	(11,946)	(33,204)
Net increase (decrease) in Class B shares	25,763	74,540

Shares outstanding at end of period	315,595	289,832

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	9

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.83		$14.64	$13.16	$13.29	$12.76	$11.54
Income (loss) from investment operations:

Net investment income[a]	.07		.14	.17	.17	.15	.10
Net realized and unrealized gain (loss)	1.72		(.71)	2.44	1.09	.52	1.25
Total from investment operations	1.79		(.57)	2.61	1.26	.67	1.35
Less distributions from:

Net investment income	(.12)		(.27)	(.17)	(.19)	(.11)	(.13)
Net realized gains	(1.24)		(3.97)	(.96)	(1.20)	(.03)	—
Total distributions	(1.36)		(4.24)	(1.13)	(1.39)	(.14)	(.13)
Net asset value, end of period	$10.26		$9.83	$14.64	$13.16	$13.29	$12.76
Total Return (%)	18.20	**	(5.69)	21.02	10.48	5.25	11.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104		92	105	163	176	220
Ratio of expenses (%)[b]	.62	*	.61	.57	.57	.56	.57
Ratio of net investment income (%)	1.33	*	1.14	1.22	1.34	1.11	.86
Portfolio turnover rate (%)	16	**	43	39	43	27	48

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/19		Years Ended December 31,
Class B	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.81		$14.62	$13.14	$13.26	$12.74	$11.53
Income (loss) from investment operations:

Net investment income[a]	.05		.10	.13	.13	.11	.07
Net realized and unrealized gain (loss)	1.73		(.72)	2.44	1.10	.52	1.24
Total from investment operations	1.78		(.62)	2.57	1.23	.63	1.31
Less distributions from:

Net investment income	(.09)		(.22)	(.13)	(.15)	(.08)	(.10)
Net realized gains	(1.24)		(3.97)	(.96)	(1.20)	(.03)	—
Total distributions	(1.33)		(4.19)	(1.09)	(1.35)	(.11)	(.10)
Net asset value, end of period	$10.26		$9.81	$14.62	$13.14	$13.26	$12.74
Total Return (%)	18.06	**	(6.02)	20.68	10.25	4.91	11.52

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	3	2	2	2
Ratio of expenses (%)[b]	.94	*	.93	.86	.86	.83	.82
Ratio of net investment income (%)	1.01	*	.82	.94	1.06	.84	.60
Portfolio turnover rate (%)	16	**	43	39	43	27	48

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds (“ETF’s”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETF’s are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	11

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $76,812,443. The net unrealized appreciation for all investments based on tax cost was $30,277,705. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $33,926,067 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $3,648,362.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the

12	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $16,304,700 and $19,089,871, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.

For the period from January 1, 2019 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.79%
Class B	1.07%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $51,642, of which $8,718 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	13

agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class A	$316	$104
Class B	60	20
	$376	$124

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2019, the Distribution Service Fee aggregated $3,885, of which $653 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,068, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2019, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $452.

D. Ownership of the Fund

At June 30, 2019, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49%, 18% and 10%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 44% and 37%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

14	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,182.00	$1,168.80
Expenses Paid per $1,000*	$3.35	$5.05

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,021.72	$1,020.13
Expenses Paid per $1,000*	$3.11	$4.71

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Core Equity VIP	.62%	.94%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	15

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2017.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA

18	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	19

VS1coreq-3 (R-028376-8 8/19)

June 30, 2019

Semiannual Report

Deutsche DWS Variable Series I

DWS CROCI® International VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU. Significant uncertainty exists regarding the United Kingdom’s anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Performance Summary	June 30, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 1.13% and 1.41% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

MSCI EAFE (Europe, Australasia and the Far East) Index is an unmanaged equity index which captures large and mid-capitalization representation across 21 developed markets countries around the world, excluding the U.S. and Canada. It covers approximately 85% of the free float-adjusted market capitalization in each country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,868	$9,644	$12,402	$9,353	$14,545
	Average annual total return	8.68%	–3.56%	7.44%	–1.33%	3.82%
MSCI EAFE® Index	Growth of $10,000	$11,403	$10,108	$12,988	$11,175	$19,491
	Average annual total return	14.03%	1.08%	9.11%	2.25%	6.90%

DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,839	$9,621	$12,321	$9,238	$14,178
	Average annual total return	8.39%	–3.79%	7.20%	–1.57%	3.55%
MSCI EAFE® Index	Growth of $10,000	$11,403	$10,108	$12,988	$11,175	$19,491
	Average annual total return	14.03%	1.08%	9.11%	2.25%	6.90%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/19	12/31/18
Common Stocks	97%	98%
Preferred Stocks	2%	2%
Cash Equivalents	1%	0%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
Japan	30%	24%
United Kingdom	17%	14%
Netherlands	8%	4%
Germany	8%	14%
Switzerland	8%	8%
France	7%	16%
Australia	7%	2%
Belgium	5%	4%
Spain	3%	—
Italy	2%	—
Finland	2%	2%
Singapore	1%	4%
New Zealand	1%	—
Hong Kong	1%	6%
Luxembourg	—	2%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
Consumer Discretionary	30%	31%
Health Care	17%	13%
Materials	13%	11%
Financials	12%	—
Industrials	12%	20%
Consumer Staples	7%	12%
Energy	5%	2%
Information Technology	3%	—
Communication Services	1%	2%
Utilities	—	9%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Management Team

Di Kumble, CFA, Managing Director

John Moody, Vice President

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 95.8%
Australia 6.5%

Australia & New Zealand Banking Group Ltd.	14,087	279,163

BHP Group Ltd.	63,750	1,842,945

BlueScope Steel Ltd.	27,534	233,259

Boral Ltd.	428,906	1,541,801

National Australia Bank Ltd.	13,630	255,765

Origin Energy Ltd.	76,312	391,915

Westpac Banking Corp.	20,393	406,298

(Cost $4,505,771)		4,951,146

Belgium 4.7%
UCB SA (Cost $3,477,963)	42,969	3,563,182

Finland 1.8%
Nokian Renkaat Oyj (Cost $2,038,188)	44,274	1,383,090

France 7.3%

Arkema SA	15,802	1,471,241

Atos SE	6,596	552,080

BNP Paribas SA	5,334	253,408

Credit Agricole SA	39,663	475,340

Sanofi	27,718	2,395,495

Television Francaise 1	37,679	397,289

(Cost $5,957,856)		5,544,853

Germany 5.8%

BASF SE	20,269	1,476,115

Brenntag AG	31,665	1,561,442

Infineon Technologies AG	13,126	231,646

Merck KGaA	10,732	1,122,044

(Cost $4,990,514)		4,391,247

Hong Kong 0.7%
Yue Yuen Industrial Holdings Ltd. (Cost $564,090)	192,839	528,367

Italy 2.2%
Intesa Sanpaolo SpA (Cost $1,588,718)	771,845	1,651,448

Japan 29.3%

Advantest Corp.	13,781	380,581

Bridgestone Corp. (a)	39,091	1,541,843

Central Japan Railway Co.	9,174	1,838,999

Denso Corp.	32,231	1,358,210

Honda Motor Co., Ltd.	50,363	1,304,097

Japan Tobacco, Inc. (a)	63,887	1,409,925

KDDI Corp.	19,998	508,474

Mitsubishi Corp.	14,822	391,355

Ono Pharmaceutical Co., Ltd.	49,701	892,121

Sekisui House Ltd.	98,533	1,627,461

Shin-Etsu Chemical Co., Ltd.	2,709	253,019

Shionogi & Co., Ltd.	12,600	727,052

Sony Corp.	9,134	478,315

Subaru Corp.	66,257	1,613,183

Sumitomo Electric Industries Ltd.	110,249	1,450,426

Sumitomo Mitsui Financial Group, Inc.	71,856	2,541,091

Tokyo Electron Ltd.	5,072	713,562

	Shares	Value ($)

Toyota Industries Corp.	30,832	1,703,353

Toyota Motor Corp.	24,646	1,532,972

(Cost $23,547,860)		22,266,039

Netherlands 8.2%

Koninklijke Ahold Delhaize NV	68,015	1,528,774

Randstad NV	31,039	1,702,804

Royal Dutch Shell PLC “A”	92,292	3,009,146

(Cost $6,414,846)		6,240,724

New Zealand 0.8%
Fletcher Building Ltd. (Cost $605,385)	177,651	578,979

Singapore 1.0%
Venture Corp., Ltd. (Cost $738,575)	63,283	762,376

Spain 3.4%

Banco Bilbao Vizcaya Argentaria SA	262,258	1,464,982

Banco Santander SA	242,012	1,120,466

(Cost $2,683,309)		2,585,448

Switzerland 7.7%

Adecco Group AG (Registered)	32,027	1,925,413

LafargeHolcim Ltd. (Registered)*	4,877	238,414

Roche Holding AG (Genusschein)	13,148	3,702,027

(Cost $5,863,979)		5,865,854

United Kingdom 16.4%

Barratt Developments PLC	348,368	2,533,116

British American Tobacco PLC	11,143	389,592

EI Group PLC*	537,614	1,344,149

Ferguson PLC*	21,133	1,504,405

Imperial Brands PLC	19,977	468,920

Lloyds Banking Group PLC	885,859	637,813

Persimmon PLC	66,818	1,696,028

Rio Tinto PLC	28,656	1,775,330

Taylor Wimpey PLC	1,057,372	2,119,980

(Cost $12,740,396)		12,469,333
Total Common Stocks (Cost $75,717,450)		72,782,086

Preferred Stocks 2.1%

Germany
Henkel AG & Co. KGaA (Cost $1,948,379)	16,643	1,626,315

Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (b) (c) (Cost $2,505,500)	2,505,500	2,505,500

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	5

	Shares	Value ($)

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.40% (b) (Cost $979,385)	979,385	979,385

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $81,150,714)	102.5	77,893,286
Other Assets and Liabilities, Net	(2.5)	(1,930,297)
Net Assets	100.0	75,962,989

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (b) (c)
1,268	2,504,232	(d)	—	—	—	14,982	—	2,505,500	2,505,500
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.40% (b)
258,740	9,183,471		8,462,826	—	—	8,870	—	979,385	979,385
260,008	11,687,703		8,462,826	—	—	23,852	—	3,484,885	3,484,885

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $2,386,692, which is 3.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,951,146	$—	$4,951,146
Belgium	—	3,563,182	—	3,563,182
Finland	—	1,383,090	—	1,383,090
France	—	5,544,853	—	5,544,853
Germany	—	4,391,247	—	4,391,247
Hong Kong	—	528,367	—	528,367
Italy	—	1,651,448	—	1,651,448
Japan	—	22,266,039	—	22,266,039
Netherlands	—	6,240,724	—	6,240,724
New Zealand	—	578,979	—	578,979
Singapore	—	762,376	—	762,376
Spain	—	2,585,448	—	2,585,448
Switzerland	—	5,865,854	—	5,865,854
United Kingdom	—	12,469,333	—	12,469,333
Preferred Stocks	—	1,626,315	—	1,626,315
Short-Term Investments (e)	3,484,885	—	—	3,484,885
Total	$3,484,885	$74,408,401	$—	$77,893,286

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statement of

Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $77,665,829) — including $2,386,692 of securities loaned	$74,408,401
Investment in DWS Government & Agency Securities Portfolio (cost $2,505,500)*	2,505,500
Investment in DWS Central Cash Management Government Fund (cost $979,385)	979,385
Cash	7
Foreign currency, at value (cost $60,757)	61,598
Receivable for Fund shares sold	14,221
Dividends receivable	361,534
Interest receivable	3,491
Foreign taxes recoverable	262,714
Other assets	3,883
Total assets	78,600,734

Liabilities
Payable upon return of securities lending collateral	2,505,500
Payable for Fund shares redeemed	18,554
Accrued management fee	29,782
Accrued Trustees’ fees	574
Other accrued expenses and payables	83,335
Total liabilities	2,637,745
Net assets, at value	$75,962,989

Net Assets Consist of
Distributable earnings (loss)	(30,618,091)
Paid-in capital	106,581,080
Net assets, at value	$75,962,989

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($75,658,926 ÷ 11,541,520 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.56
Class B

Net Asset Value, offering and redemption price per share ($304,063 ÷ 46,235 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.58

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $188,838)	$2,059,331
Interest	23
Income distributions — DWS Central Cash Management Government Fund	8,870
Securities lending income, net of borrower rebates	14,982
Total income	2,083,206
Expenses:
Management fee	299,484
Administration fee	37,909
Services to shareholders	1,166
Distribution service fee (Class B)	369
Custodian fee	23,892
Professional fees	44,164
Reports to shareholders	20,873
Trustees’ fees and expenses	2,896
Other	10,981
Total expenses before expense reductions	441,734
Expense reductions	(111,554)
Total expenses after expense reductions	330,180
Net investment income	1,753,026

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(641,203)
Foreign currency	1,895
(639,308)
Change in net unrealized appreciation (depreciation) on:
Investments	5,044,683
Foreign currency	2,093
5,046,776
Net gain (loss)	4,407,468
Net increase (decrease) in net assets resulting from operations	$6,160,494

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income (loss)	$1,753,026	$2,370,083
Net realized gain (loss)	(639,308)	2,593,804
Change in net unrealized appreciation (depreciation)	5,046,776	(17,372,232)
Net increase (decrease) in net assets resulting from operations	6,160,494	(12,408,345)
Distributions to shareholders:
Class A	(2,300,083)	(895,216)
Class B	(8,223)	(2,479)
Total distributions	(2,308,306)	(897,695)
Fund share transactions:
Class A
Proceeds from shares sold	1,670,338	4,166,625
Reinvestment of distributions	2,300,083	895,216
Payments for shares redeemed	(4,575,479)	(11,189,329)
Net increase (decrease) in net assets from Class A share transactions	(605,058)	(6,127,488)
Class B
Proceeds from shares sold	10,735	14,693
Reinvestment of distributions	8,223	2,479
Payments for shares redeemed	(5,386)	(18,167)
Net increase (decrease) in net assets from Class B share transactions	13,572	(995)
Increase (decrease) in net assets	3,260,702	(19,434,523)
Net assets at beginning of period	72,702,287	92,136,810

Net assets at end of period	$75,962,989	$72,702,287

Other Information
Class A
Shares outstanding at beginning of period	11,634,868	12,504,196
Shares sold	253,158	588,874
Shares issued to shareholders in reinvestment of distributions	345,358	123,648
Shares redeemed	(691,864)	(1,581,850)
Net increase (decrease) in Class A shares	(93,348)	(869,328)

Shares outstanding at end of period	11,541,520	11,634,868
Class B
Shares outstanding at beginning of period	44,210	44,351
Shares sold	1,603	2,083
Shares issued to shareholders in reinvestment of distributions	1,231	342
Shares redeemed	(809)	(2,566)
Net increase (decrease) in Class B shares	2,025	(141)

Shares outstanding at end of period	46,235	44,210

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$6.22		$7.34	$6.47	$7.15	$7.86	$9.06
Income (loss) from investment operations:

Net investment income (loss)[a]	.15		.20	.16	.16	.21	.31 [b]
Net realized and unrealized gain (loss)	.39		(1.25)	1.21	(.13)	(.59)	(1.36)
Total from investment operations	.54		(1.05)	1.37	.03	(.38)	(1.05)
Less distributions from:

Net investment income	(.20)		(.07)	(.50)	(.71)	(.33)	(.15)
Net asset value, end of period	$6.56		$6.22	$7.34	$6.47	$7.15	$7.86
Total Return (%)[c]	8.68	**	(14.39)	21.96	.74	(5.48)	(11.76)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76		72	92	94	105	126
Ratio of expenses before expense reductions (%)[d]	1.16	*	1.13	1.10	1.12	1.05	1.04
Ratio of expenses after expense reductions (%)[d]	.87	*	.87	.84	.84	.98	.98
Ratio of net investment income (loss) (%)	4.63	*	2.78	2.24	2.46	2.74	3.55 [b]
Portfolio turnover rate (%)	71	**	59	73	67	99	135

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.08 per share and .95% of average daily net assets, for the year ended December 31, 2014.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/19		Years Ended December 31,
Class B	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$6.24		$7.36	$6.48	$7.16	$7.87	$9.07
Income (loss) from investment operations:

Net investment income (loss)[a]	.14		.18	.13	.14	.19	.28 [b]
Net realized and unrealized gain (loss)	.39		(1.24)	1.23	(.13)	(.59)	(1.35)
Total from investment operations	.53		(1.06)	1.36	.01	(.40)	(1.07)
Less distributions from:

Net investment income	(.19)		(.06)	(.48)	(.69)	(.31)	(.13)
Net asset value, end of period	$6.58		$6.24	$7.36	$6.48	$7.16	$7.87
Total Return (%)[c]	8.39	**	(14.57)	21.76	.48	(5.71)	(11.98)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.30		.28	.33	.27	.27	.26
Ratio of expenses before expense reductions (%)[d]	1.44	*	1.41	1.38	1.40	1.33	1.31
Ratio of expenses after expense reductions (%)[d]	1.12	*	1.12	1.09	1.10	1.23	1.23
Ratio of net investment income (loss) (%)	4.40	*	2.54	1.86	2.18	2.47	3.26 [b]
Portfolio turnover rate (%)	71	**	59	73	67	99	135

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.08 per share and .95% of average daily net assets, for the year ended December 31, 2014.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or

10	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $27,853,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($7,342,000) and long-term losses ($20,511,000).

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	11

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $81,734,383. The net unrealized depreciation for all investments based on tax cost was $3,841,097. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $2,683,384 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $6,524,481.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provisions for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $53,133,462 and $55,256,267, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of average daily net assets	.790%
Over $500 million of average daily net assets	.640%

12	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Accordingly, for the six months ended June 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.79% of the Fund’s average daily net assets.

For the period from January 1, 2019 through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.87%
Class B	1.12%

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$111,080
Class B	474
$111,554

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $37,909, of which $6,145 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class A	$311	$102
Class B	40	13
	$351	$115

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trusts’ Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2019, the Distribution Service Fee aggregated $369, of which $61 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,041, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	13

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2019, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1,132.

D. Ownership of the Fund

At June 30, 2019, five participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 24%, 17%, 13%, 12% and 11%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 84% and 10%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

14	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,086.80	$1,083.90
Expenses Paid per $1,000*	$4.50	$5.79

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,020.48	$1,019.24
Expenses Paid per $1,000*	$4.36	$5.61

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS CROCI® International VIP	.87%	1.12%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	15

Proxy Voting

The Trusts’ policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trusts’ policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® International VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy.

18	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	19

VS1cint-3 (R-028378-8 8/19)

June 30, 2019

Semiannual Report

Deutsche DWS Variable Series I

DWS Global Small Cap VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
16	Information About Your Fund’s Expenses
17	Proxy Voting
18	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Performance Summary	June 30, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019, are 1.10% and 1.39% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The S&P® Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It Is a subset of the S&P® Global BMI, a comprehensive, rules-based index measuring global stock market performance.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,347	$8,884	$11,690	$10,365	$23,611
	Average annual total return	13.47%	–11.16%	5.34%	0.72%	8.97%
S&P Developed Small Cap Index	Growth of $10,000	$11,665	$9,824	$13,597	$13,367	$31,501
	Average annual total return	16.65%	–1.76%	10.79%	5.98%	12.16%

DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,330	$8,851	$11,590	$10,220	$23,014
	Average annual total return	13.30%	–11.49%	5.04%	0.44%	8.69%
S&P Developed Small Cap Index	Growth of $10,000	$11,665	$9,824	$13,597	$13,367	$31,501
	Average annual total return	16.65%	–1.76%	10.79%	5.98%	12.16%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/19	12/31/18
Common Stocks	89%	88%
Cash Equivalents	8%	9%
Exchange-Traded Fund	1%	1%
Preferred Stock	1%	1%
Convertible Preferred Stock	1%	1%
Warrant	—	0%
	100%	100%

Geographical Diversification (As of % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
United States	61%	60%
Japan	10%	10%
United Kingdom	5%	5%
Germany	4%	4%
France	3%	3%
Italy	2%	3%
Canada	2%	3%
Austria	2%	2%
Brazil	2%	2%
Others	9%	8%
	100%	100%

Sector Diversification (As of % of Investment Portfolio excluding Exchange-Traded Fund, Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
Industrials	22%	19%
Information Technology	17%	15%
Health Care	15%	16%
Consumer Discretionary	12%	16%
Financials	11%	13%
Real Estate	8%	4%
Materials	6%	6%
Communication Services	3%	3%
Energy	3%	5%
Consumer Staples	3%	3%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Peter Barsa, Director

Portfolio Manager

4	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 92.7%
Austria 2.0%

Lenzing AG	4,549	507,138

Wienerberger AG	37,769	931,626

(Cost $1,631,948)		1,438,764

Bermuda 0.8%
Lazard Ltd. “A” (a) (Cost $368,290)	16,265	559,353

Brazil 1.1%
Construtora Tenda SA (Cost $450,691)	128,944	802,552

Canada 2.3%

First Quantum Minerals Ltd.	32,136	305,274

Linamar Corp.	9,738	363,479

Quebecor, Inc. “B”	39,795	947,811

(Cost $1,483,639)		1,616,564

France 3.2%

Altran Technologies SA	48,584	772,000

SMCP SA 144A*	34,237	579,310

SPIE SA	35,802	666,425

Synergie SA	6,899	249,286

(Cost $2,774,101)		2,267,021

Germany 3.6%

Deutz AG	82,411	804,479

PATRIZIA AG	58,865	1,219,260

United Internet AG (Registered)	16,617	548,538

(Cost $1,455,836)		2,572,277

Hong Kong 1.7%
Techtronic Industries Co., Ltd. (Cost $188,482)	153,541	1,178,609

India 1.1%
WNS Holdings Ltd. (ADR)* (Cost $383,960)	13,120	776,704

Ireland 1.1%

Avadel Pharmaceuticals PLC (ADR)* (b)	29,655	85,703

Dalata Hotel Group PLC	87,758	469,704

Ryanair Holdings PLC*	21,445	246,864

(Cost $798,062)		802,271

Italy 2.3%

Buzzi Unicem SpA	47,171	957,545

Cerved Group SpA	22,972	203,542

Moncler SpA	10,749	461,184

(Cost $1,577,209)		1,622,271

Japan 9.1%

Ai Holdings Corp.	32,817	531,065

Anicom Holdings, Inc.	22,300	798,605

BML, Inc.	26,600	757,778

Daikyonishikawa Corp.	56,600	450,281

Kura Sushi Inc	4,600	196,571

Kusuri No Aoki Holdings Co., Ltd.	11,958	840,852

Optex Group Co., Ltd.	16,300	205,222

Sawai Pharmaceutical Co., Ltd.	11,100	599,735

	Shares	Value ($)

Syuppin Co., Ltd.	47,300	356,708

Topcon Corp.	25,500	320,230

UT Group Co., Ltd.*	24,024	585,397

Zenkoku Hosho Co., Ltd.	21,500	826,815

(Cost $4,804,268)		6,469,259

Korea 0.5%
i-SENS, Inc. (Cost $551,966)	18,101	380,942

Luxembourg 1.0%
B&M European Value Retail SA (Cost $806,632)	174,774	740,204

Spain 1.5%
Talgo SA 144A* (Cost $908,527)	176,324	1,100,923

Sweden 0.9%
Nobina AB 144A (Cost $457,967)	106,503	661,812

Switzerland 0.4%
Transocean Ltd.* (c) (Cost $500,644)	48,138	308,565

United Kingdom 3.6%

accesso Technology Group PLC*	15,640	137,245

Arrow Global Group PLC	92,019	266,204

Clinigen Healthcare Ltd.*	31,676	405,797

Domino’s Pizza Group PLC	102,549	361,948

Electrocomponents PLC	126,844	1,020,261

Scapa Group PLC	156,907	370,843

(Cost $2,133,623)		2,562,298

United States 56.5%

Advanced Disposal Services, Inc.*	30,893	985,796

Affiliated Managers Group, Inc.	5,645	520,130

Americold Realty Trust (REIT)	25,745	834,653

Amicus Therapeutics, Inc.*	12,813	159,906

Anixter International, Inc.*	2,196	131,123

Arena Pharmaceuticals, Inc.*	9,108	534,002

BioScrip, Inc.*	118,212	307,351

Blucora, Inc.*	12,887	391,378

Cabot Microelectronics Corp.	3,644	401,132

California Resources Corp.* (b)	12,651	248,972

Cardiovascular Systems, Inc.*	18,633	799,915

Casey’s General Stores, Inc.	7,476	1,166,181

Chart Industries, Inc.*	9,905	761,496

Cleveland-Cliffs, Inc. (b)	35,707	380,994

Contango Oil & Gas Co.*	121,886	212,082

Cornerstone OnDemand, Inc.*	9,142	529,596

Cypress Semiconductor Corp.	31,724	705,542

Dril-Quip, Inc.*	15,940	765,120

Ducommun, Inc.*	28,526	1,285,667

Eagle Bancorp., Inc.	11,517	623,415

Envestnet, Inc.*	10,215	698,400

Five9, Inc.*	21,337	1,094,375

Four Corners Property Trust, Inc. (REIT)	26,865	734,220

Fox Factory Holding Corp.*	14,515	1,197,633

Genomic Health, Inc.*	3,770	219,301

Green Dot Corp. “A”*	5,310	259,659

H&E Equipment Services, Inc.	19,737	574,149

Heron Therapeutics, Inc.*	23,685	440,304

Hillenbrand, Inc.	9,854	389,923

Hudson Pacific Properties, Inc. (REIT)	21,051	700,367

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	5

	Shares	Value ($)

Hyster-Yale Materials Handling, Inc.	10,120	559,231

Inphi Corp.*	13,440	673,344

iRhythm Technologies, Inc.*	3,771	298,211

Jack in the Box, Inc.	5,198	423,065

Jefferies Financial Group, Inc.	27,159	522,268

Lumentum Holdings, Inc.*	12,292	656,516

Masonite International Corp.*	7,523	396,312

Merit Medical Systems, Inc.*	10,084	600,603

Mistras Group, Inc.*	16,254	233,570

Molina Healthcare, Inc.*	6,449	923,110

National Storage Affiliates Trust (REIT)	36,816	1,065,455

Neurocrine Biosciences, Inc.*	10,839	915,137

Pacira BioSciences, Inc.*	12,299	534,883

Physicians Realty Trust (REIT)	42,213	736,195

Providence Service Corp.*	14,314	820,765

QAD, Inc. “A”	16,510	663,867

Retrophin, Inc.*	43,471	873,332

Rush Enterprises, Inc. “A”	37,581	1,372,458

Samsonite International SA 144A* (d)	172,200	396,299

SEACOR Marine Holdings, Inc.*	36,767	550,034

Sinclair Broadcast Group, Inc. “A”	15,307	820,914

South State Corp.	12,450	917,191

Synovus Financial Corp.	21,205	742,175

Tandem Diabetes Care, Inc.*	3,895	251,305

Tenneco, Inc. “A”	10,506	116,512

Thermon Group Holdings, Inc.*	38,775	994,579

Titan Machinery, Inc.*	45,792	942,399

TopBuild Corp.*	5,574	461,304

Trinseo SA	10,591	448,423

TriState Capital Holdings, Inc.*	26,031	555,502

Varonis Systems, Inc.*	13,168	815,626

WEX, Inc.*	4,698	977,654

YETI Holdings, Inc.* (b)	18,352	531,290

Zions Bancorp. NA	10,533	484,307

(Cost $32,493,597)		40,326,618
Total Common Stocks (Cost $53,769,442)		66,187,007

	Shares	Value ($)

Convertible Preferred Stocks 0.4%
United States
Providence Service Corp. (c) (Cost $196,900)	1,969	283,105

Exchange-Traded Funds 1.1%
United States
iShares Russell 2000 ETF (b) (Cost $746,667)	5,044	784,342

Preferred Stocks 0.9%
Brazil
Randon SA Implementos e Participacoes (Cost $694,203)	261,457	615,521

Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (f) (g) (Cost $1,813,140)	1,813,140	1,813,140

Cash Equivalents 8.6%
DWS Central Cash Management Government Fund, 2.40% (f) (Cost $6,143,711)	6,143,711	6,143,711

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,364,063)	106.2	75,826,826
Other Assets and Liabilities, Net	(6.2)	(4,426,467)
Net Assets	100.0	71,400,359

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (f) (g)
510,934	1,302,206	(h)	—	—	—	21,835	—	1,813,140	1,813,140
Cash Equivalents 8.6%
DWS Central Cash Management Government Fund, 2.40% (f)
6,042,652	5,567,425		5,466,366	—	—	75,444	—	6,143,711	6,143,711
6,553,586	6,869,631		5,466,366	—	—	97,279	—	7,956,851	7,956,851

*	Non-income producing security.

(a)	Listed on the NASDAQ Stock Market, Inc.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $1,798,210, which is 2.5% of net assets.

(c)	Listed on the New York Stock Exchange

(d)	Listed on the Stock Exchange of Hong Kong.

(e)	Investment was valued using significant unobservable inputs.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $82,819.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$1,438,764	$—	$1,438,764
Bermuda	559,353	—	—	559,353
Brazil	802,552	—	—	802,552
Canada	1,616,564	—	—	1,616,564
France	—	2,267,021	—	2,267,021
Germany	—	2,572,277	—	2,572,277
Hong Kong	—	1,178,609	—	1,178,609
India	776,704	—	—	776,704
Ireland	85,703	716,568	—	802,271
Italy	—	1,622,271	—	1,622,271
Japan	—	6,469,259	—	6,469,259
Korea	380,942	—	—	380,942
Luxembourg	—	740,204	—	740,204
Spain	—	1,100,923	—	1,100,923
Sweden	—	661,812	—	661,812
Switzerland	308,565	—	—	308,565
United Kingdom	—	2,562,298	—	2,562,298
United States	39,930,319	396,299	—	40,326,618
Convertible Preferred Stocks	—	—	283,105	283,105
Exchange-Traded Funds	784,342	—	—	784,342
Preferred Stocks	615,521	—	—	615,521
Short-Term Investments (i)	7,956,851	—	—	7,956,851
Total	$53,817,416	$21,726,305	$283,105	$75,826,826

(i)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	7

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $55,407,212) including — $1,798,210 of securities loaned	$67,869,975
Investment in DWS Government & Agency Securities Portfolio (cost $1,813,140)*	1,813,140
Investment in DWS Central Cash Management Government Fund (cost $6,143,711)	6,143,711
Cash	1,122
Foreign currency, at value (cost $190,475)	190,327
Receivable for investments sold	137,263
Receivable for Fund shares sold	19,379
Dividends receivable	84,983
Interest receivable	13,626
Foreign taxes recoverable	20,884
Other assets	1,433
Total assets	76,295,843

Liabilities
Payable upon return of securities loaned	1,813,140
Payable for investments purchased	2,968,011
Payable for Fund shares redeemed	5,082
Accrued management fee	33,726
Accrued Trustees’ fees	509
Other accrued expenses and payables	75,016
Total liabilities	4,895,484
Net assets, at value	$71,400,359

Net Assets Consist of
Distributable earnings (loss)	11,491,652
Paid-in capital	59,908,707
Net assets, at value	$71,400,359

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($69,218,786 ÷ 7,228,173 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.58
Class B

Net Asset Value, offering and redemption price per share ($2,181,573 ÷ 237,625 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.18

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $82,819.

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $36,318)	$505,729
Income distributions — DWS Central Cash Management Government Fund	75,444
Securities lending income, net of borrower rebates	21,835
Other income	112
Total income	603,120
Expenses:
Management fee	280,979
Administration fee	35,122
Services to shareholders	987
Recordkeeping fee (Class B)	311
Distribution service fee (Class B)	2,701
Custodian fee	15,615
Professional fees	36,360
Reports to shareholders	16,720
Trustees’ fees and expenses	2,715
Other	10,147
Total expenses before expense reductions	401,657
Expense reductions	(116,522)
Total expenses after expense reductions	285,135
Net investment income	317,985

Realized and Unrealized gain (loss)
Net realized gain (loss) from:
Investments	(1,022,623)
Foreign currency	4,578
(1,018,045)
Change in net unrealized appreciation (depreciation) on:
Investments	9,410,771
Foreign currency	(692)
9,410,079
Net gain (loss)	8,392,034
Net increase (decrease) in net assets resulting from operations	$8,710,019

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income (loss)	$317,985	$163,692
Net realized gain (loss)	(1,018,045)	4,101,641
Change in net unrealized appreciation (depreciation)	9,410,079	(21,204,229)
Net increase (decrease) in net assets resulting from operations	8,710,019	(16,938,896)
Distributions to shareholders:
Class A	(3,709,915)	(10,751,156)
Class B	(121,306)	(359,200)
Total distributions	(3,831,221)	(11,110,356)
Fund share transactions:
Class A
Proceeds from shares sold	1,536,757	3,594,525
Reinvestment of distributions	3,709,915	10,751,156
Payments for shares redeemed	(3,902,720)	(9,398,765)
Net increase (decrease) in net assets from Class A share transactions	1,343,952	4,946,916
Class B
Proceeds from shares sold	120,374	125,220
Reinvestment of distributions	121,306	359,200
Payments for shares redeemed	(302,379)	(387,600)
Net increase (decrease) in net assets from Class B share transactions	(60,699)	96,820
Increase (decrease) in net assets	6,162,051	(23,005,516)
Net assets at beginning of period	65,238,308	88,243,824

Net assets at end of period	$71,400,359	$65,238,308

Other Information
Class A
Shares outstanding at beginning of period	7,090,435	6,616,392
Shares sold	158,818	323,813
Shares issued to shareholders in reinvestment of distributions	383,652	963,365
Shares redeemed	(404,732)	(813,135)
Net increase (decrease) in Class A shares	137,738	474,043

Shares outstanding at end of period	7,228,173	7,090,435
Class B
Shares outstanding at beginning of period	244,229	232,496
Shares sold	13,483	11,426
Shares issued to shareholders in reinvestment of distributions	13,086	33,383
Shares redeemed	(33,173)	(33,076)
Net increase (decrease) in Class B shares	(6,604)	11,733

Shares outstanding at end of period	237,625	244,229

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	9

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.91		$12.90	$11.78	$13.17	$14.61	$17.31
Income (loss) from investment operations:

Net investment income (loss)[a]	.04		.02	.00 ***	.03	.06	.04
Net realized and unrealized gain (loss)	1.17		(2.32)	2.21	.15	.21	(.69)
Total from investment operations	1.21		(2.30)	2.21	.18	.27	(.65)
Less distributions from:

Net investment income	—		(.04)	—	(.05)	(.14)	(.15)
Net realized gains	(.54)		(1.65)	(1.09)	(1.52)	(1.57)	(1.90)
Total distributions	(.54)		(1.69)	(1.09)	(1.57)	(1.71)	(2.05)
Net asset value, end of period	$9.58		$8.91	$12.90	$11.78	$13.17	$14.61
Total Return (%)[b]	13.47	**	(20.51)	20.02	1.57	1.16	(4.13)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69		63	85	89	104	135
Ratio of expenses before expense reductions (%)[c]	1.13	*	1.10	1.15	1.17	1.12	1.13
Ratio of expenses after expense reductions (%)[c]	.80	*	.78	.94	1.02	.99	.97
Ratio of net investment income (loss) (%)	.92	*	.21	.03	.22	.41	.27
Portfolio turnover rate (%)	13	**	32	42	41	27	33

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

	Six Months Ended 6/30/19		Years Ended December 31,
Class B	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.57		$12.47	$11.45	$12.85	$14.29	$16.97
Income (loss) from investment operations:

Net investment income (loss)[a]	.03		(.01)	(.03)	(.03)	.02	.00 ***
Net realized and unrealized gain (loss)	1.12		(2.24)	2.14	.17	.21	(.67)
Total from investment operations	1.15		(2.25)	2.11	.14	.23	(.67)
Less distributions from:

Net investment income	—		—	—	(.02)	(.10)	(.11)
Net realized gains	(.54)		(1.65)	(1.09)	(1.52)	(1.57)	(1.90)
Total distributions	(.54)		(1.65)	(1.09)	(1.54)	(1.67)	(2.01)
Net asset value, end of period	$9.18		$8.57	$12.47	$11.45	$12.85	$14.29
Total Return (%)[b]	13.30	**	(20.74)	19.60	1.34	.86	(4.33)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	3	3	3	3
Ratio of expenses before expense reductions (%)[c]	1.42	*	1.39	1.44	1.47	1.41	1.41
Ratio of expenses after expense reductions (%)[c]	1.08	*	1.06	1.22	1.30	1.24	1.25
Ratio of net investment income (loss) (%)	.63	*	(.08)	(.26)	(.23)	.15	.02
Portfolio turnover rate (%)	13	**	32	42	41	27	33

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	11

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had securities on loan, which were classified as common stock and Exchange-Traded Funds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of June 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,028,798	$—	$—	$82,819	$1,111,617
Exchange-Traded Funds	784,342	—	—	—	784,342
Total Borrowings	$1,813,140	$—	$—	$82,819	$1,895,959

Gross amount of recognized liabilities for securities lending transactions:					$1,895,959

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

12	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $63,576,679. The net unrealized appreciation for all investments based on tax cost was $12,250,147. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $17,200,074 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $4,949,927.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $8,634,996 and $8,111,101, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	13

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.

For the period from January 1, 2019 through April 30, 2019, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.78%
Class B	1.06%

Effective May 1, 2019 through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.85%
Class B	1.11%

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$112,807
Class B	3,715
$116,522

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $35,122, of which $5,716 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class A	$264	$87
Class B	80	26
	$344	$113

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2019, the Distribution Service Fee aggregated $2,701, of which $436 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,221, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under

14	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Ownership of the Fund

At June 30, 2019, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 34%, 23%, 15% and 10%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 74% and 16%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	15

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,134.70	$1,133.00
Expenses Paid per $1,000*	$4.23	$5.71

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,020.83	$1,019.44
Expenses Paid per $1,000*	$4.01	$5.41

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Global Small Cap VIP	.80%	1.08%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

16	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	17

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

18	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted changes in the portfolio management team, effective April 19, 2018. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2018. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that, effective October 1, 2017, in connection with the 2017 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.80%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	19

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

20	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes

Notes

Notes

VS1glosc-3 (R-028377-8 8/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within six months of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the six-month period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/21/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/21/2019